FINANCE EXPENSES	6 Months Ended
Jun. 30, 2022
FINANCE EXPENSES

13.	FINANCE EXPENSES

Finance expenses consist of the following:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2022	2021	2022	2021
	$	$	$	$
Interest expense - Debentures (1)	1,120	984	1,942	1,632
Interest expense - other	8	16	38	46
Rehabilitation provision - accretion	32	18	64	36
Post-retirement benefits - accretion (2)	26	7	57	15
Unrealized loss on currency hedges	-	-	-	21
Finance expenses	1,186	1,025	2,101	1,750

(1)	The Debentures are recorded at amortized cost and accreted to the principal amount over the term of the Debentures (Note 7). For the six months ended June 30, 2022, $694 (June 30, 2021 – $727) relates to the coupon interest expense, and $1,248 (June 30, 2021 – $905) relates to accretion using the effective interest rate method.
(2)	Reflects the discounting of post-retirement benefit liabilities. The post-retirement benefit accretion presented in Note 6 includes current service cost accretion of $209 (December 31, 2021 – $199) recorded in cost of sales.